FINANCIAL INSTRUMENTS - Narrative investments (Details) $ in Billions	6 Months Ended
	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)
Disclosure of fair value measurement of assets [line items]
True sales of receivables	$ 4.9	$ 5.0
Payables with early payment discount	$ 2.5	$ 2.3
Electricity option
Disclosure of fair value measurement of assets [line items]
Commitment to acquire (in percent)	0.51